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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05769

Invesco High Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Peter Davidson, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 7/01/13 – 06/30/14

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05769
Reporting Period: 07/01/2013 - 06/30/2014
Invesco High Income Trust II

==================== Invesco High Income Trust II  =============================

Emerald Plantation Holdings Limited

Ticker:                      Security ID: 29101WAA4
Meeting Date: DEC 19, 2013   Meeting Type: Written Consen
Record Date: NOV 18, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To amend the definitions of Asset Dispo For       Do Not Vote  Management
      sition and Entire Sale Transaction  in
      the Indenture.
2     To amend the Indenture by deleting Sect For       Do Not Vote  Management
      ion 4.15(a)(3).
3     To amend Section 11.11 of the Indenture For       Do Not Vote  Management
      .
4     To amend the definition of Offer to Pur For       Do Not Vote  Management
      chase, Section 2.04(c), Section 3.02(d)
       and the forms of Notes.

--------------------------------------------------------------------------------

Emerald Plantation Holdings Limited

Ticker: 0700548D K           Security ID: G30337102
Meeting Date: JUN 23, 2014   Meeting Type: Annual
Record Date: MAY 23, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Consolidated Financial Statement For       Against      Management
      s

--------------------------------------------------------------------------------

General Motors Company

Ticker: GM US                Security ID: 37045V100
Meeting Date: JUN 10, 2014   Meeting Type: Annual
Record Date: APR 11, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Joseph J. Ashton         For       For          Management
1b    Elect Director Mary T. Barra            For       For          Management
1c    Elect Director Erroll B. Davis, Jr.     For       For          Management
1d    Elect Director Stephen J. Girsky        For       For          Management
1e    Elect Director E. Neville Isdell        For       For          Management
1f    Elect Director Kathryn V. Marinello     For       For          Management
1g    Elect Director Michael G. Mullen        For       For          Management
1h    Elect Director James J. Mulva           For       For          Management
1i    Elect Director Patricia F. Russo        For       For          Management
1j    Elect Director Thomas M. Schoewe        For       For          Management
1k    Elect Director Theodore M. Solso        For       For          Management
1l    Elect Director Carol M. Stephenson      For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   1Year     1Year        Management
5     Approve Executive Incentive Bonus Plan  For       For          Management
6     Approve Omnibus Stock Plan              For       For          Management
7     Provide for Cumulative Voting           Against   Against      Shareholder
8     Require Independent Board Chairman      Against   Against      Shareholder

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	INVESCO HIGH INCOME TRUST II

By (Signature and Title)*	/s/ COLIN MEADOWS
Colin Meadows
Principal Executive Officer

Date	August 15, 2014

*	Please print the name and title of the signing officer below the signature.